Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings per share
4. Earnings per share:
4.	Earnings per Share:

Weighted average number of common shares outstanding:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Issued common shares at beginning of period	78,711,151	71,718,706	77,961,151	71,218,706
Effect of shares issued	2,778,823	10,989	1,778,303	445,055
Weighted average number of common shares outstanding - basic	81,489,974	71,729,695	79,739,454	71,663,761

Weighted average number of shares outstanding - diluted	81,489,974	71,729,695	79,739,454	71,663,761

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.